STRATEGIC GROWTH FUND
BISHOP STREET STRATEGIC GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	STRATEGIC GROWTH FUND CLASS I SHARES USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STRATEGIC GROWTH FUND CLASS I SHARES
Management Fees	0.74%
Other Expenses	0.66%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.41%
Total Annual Fund Operating Expenses	1.40%
Less Fee Waivers and/or Expense Reimbursements	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.25%	[1]
[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) from exceeding 1.25% of the Fund’s average daily net assets through April 30, 2017 (Contractual Expense Limitation). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2017.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
STRATEGIC GROWTH FUND | CLASS I SHARES | USD ($)	127	428	752	1,667

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC (Sub-Adviser) believes have the potential for long-term growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, healthcare, and the information technology and technology-related sectors. The Fund may invest in companies that have market capitalizations of any size.

The Sub-Adviser combines fundamental and quantitative analysis with risk management, including cross-correlation analysis, in identifying investment opportunities and constructing the Fund’s portfolio. In selecting investments, the Sub-Adviser considers, among other factors:
  overall economic and market conditions; and
  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Sub-Adviser may sell a security when the security’s price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
PRINCIPAL RISKS
As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Equity Risk

  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.
  Focused Portfolio Risk

  Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
  Foreign Securities Risk

  Foreign securities involve additional risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.
  Growth Securities Risk

  Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
  Management Risk

  The Fund is subject to the risk that a strategy used by the Fund's management may fail to produce the intended result.
  Quantitative Model Risk

  Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
  Sector Risk

  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, healthcare, and the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Prior to October 14, 2013, the Fund was managed by a different sub-adviser with a different strategy; therefore, the past performance shown below may have differed had the Fund's current sub-adviser been managing the Fund with the current strategy. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter	Worst Quarter
16.09%	(23.70)%
(06/30/09)	(12/31/08)

The performance information shown above is based on a calendar year. The Fund’s performance information from 1/1/16 to 3/31/16 was 11.83%.
The following table compares the Fund’s average annual total returns to those of the Russell 1000® Growth Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - STRATEGIC GROWTH FUND	1 Year	5 Years	10 Years
CLASS I SHARES	7.77%	11.04%	6.46%
CLASS I SHARES | Return After Taxes on Distributions	5.30%	8.68%	4.96%
CLASS I SHARES | Return After Taxes on Distributions and Sale of Fund Shares	6.29%	8.33%	5.01%
Russell 1000® Growth Index Return (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%